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                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

1.    Name and address of issuer:

             American Family Variable Account II
             6000 American Parkway
             Madison, WI 53783

2. The name of each series or class of securities for which this Form is filed (If the form is being filed for all series and classes of securities of the issuer, check the box but do not list series or
      classes):                                                    [X]

3.    Investment Company Act File Number:       811-10121

      Securities Act File Number:     333-45592

4(a). Last day of fiscal year for which this Form is filed: December 31, 2003

4(b). [_] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

      Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c). [_] Check box if this is the last time the issuer will be filing this Form.

5.    Calculation of registration fee:

      (i)    Aggregate sale price of securities sold
             during the fiscal year pursuant to section
             24(f):                                                  $11,246,672

      (ii)   Aggregate price of securities redeemed or
             repurchased during the fiscal year:           $729,878

      (iii)  Aggregate price of securities redeemed or
             repurchased during any prior fiscal year
             ending no earlier than October 11, 1995 that
             were not previously used to reduce
             registration fees payable to the Commission:  $324,865

      (iv)   Total available redemption credits [add
             Items 5(ii) and 5(iii):                                 $ 1,054,743

      (v)    Net sales - if Item 5(i) is greater than
             Item 5(iv) [subtract Item 5(iv) from Item
             5(i)]:                                                  $10,191,929

      (vi)   Redemption credits available for use in
             future years -- if Item 5(i) is less than
             Item 5(iv) [subtract Item 5(iv) from Item
             5(i)]:                                        $     (0)

      (vii)  Multiplier for determining registration fee
             (See instruction C.9):                                   x .0001267

      (viii) Registration fee due [multiply Item 5(v) by
             Item 5(vii)] (enter "0" if no fee is due):
                                                                     =$    1,292

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6.    Prepaid Shares

      If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: N/A. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: N/A.

7.    Interest due - if this Form is being filed more than
      90 days after the end of the issuer's fiscal year
      (see instruction D):                                   +$     0

8.    Total of the amount of the registration fee due plus
      any interest due [line 5(viii) plus line 7]:           =$ 1,292

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

      March 26, 2004

      Method of Delivery:

      [X]    Wire Transfer
      [_]    Mail or other means


                                 SIGNATURES

      This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

      By (Signature and Title)*    /s/ David R. Anderson
                                   David R. Anderson, President and C.O.O.

      Date March 26, 2004

      * Please print the name and title of the signing officer below the signature.